Investment Securities - Securities in Continuous Loss Position (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Sep. 30, 2017
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Gross Losses	$ (29,854)	$ (18,442)
Less than 12 months, Fair Value	1,124,253	1,187,758
12 months or more, Unrealized Gross Losses	(63,328)	(3,851)
12 months or more, Fair Value	1,284,504	394,922
Total, Unrealized Gross Losses	(93,182)	(22,293)
Total, Fair Value	2,408,757	1,582,680
Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Gross Losses	(929)	0
Less than 12 months, Fair Value	49,072	0
12 months or more, Unrealized Gross Losses	(14)	(577)
12 months or more, Fair Value	24,988	49,423
Total, Unrealized Gross Losses	(943)	(577)
Total, Fair Value	74,060	49,423
Municipal bonds
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Gross Losses	(24)
Less than 12 months, Fair Value	1,374
12 months or more, Unrealized Gross Losses	0
12 months or more, Fair Value	0
Total, Unrealized Gross Losses	(24)
Total, Fair Value	1,374
U.S. government and agency securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Gross Losses	(141)	(759)
Less than 12 months, Fair Value	37,565	24,400
12 months or more, Unrealized Gross Losses	(1,645)	(697)
12 months or more, Fair Value	76,499	96,195
Total, Unrealized Gross Losses	(1,786)	(1,456)
Total, Fair Value	114,064	120,595
Equity securities
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Gross Losses	(12)
Less than 12 months, Fair Value	488
12 months or more, Unrealized Gross Losses	0
12 months or more, Fair Value	0
Total, Unrealized Gross Losses	(12)
Total, Fair Value	488
Agency pass-through certificates
Debt Securities, Available-for-sale [Line Items]
Less than 12 months, Unrealized Gross Losses	(28,748)	(17,683)
Less than 12 months, Fair Value	1,035,754	1,163,358
12 months or more, Unrealized Gross Losses	(61,669)	(2,577)
12 months or more, Fair Value	1,183,017	249,304
Total, Unrealized Gross Losses	(90,417)	(20,260)
Total, Fair Value	$ 2,218,771	$ 1,412,662